Other Income , Net	12 Months Ended
Dec. 31, 2022
Other Operating Income (Expense) [Abstract]
Other Income , Net

NOTE 13. OTHER INCOME, NET
For the years ended December 31, 2022 and 2021, Other income, net consisted of the following:

($ in thousands)	2022	2021
Unrealized gain on derivative liabilities - warrants	$1,184	$16,669
(Loss) gain on derivative instruments	(5,698)	23,909
Gain (loss) on provision - loan receivable	572	(753)
Unrealized loss on investments held at fair value	(4,609)	(7,135)
Loss on debt extinguishment	—	(17,987)
Gain (loss) on conversion of investment	22	(880)
Gain (loss) on disposition of assets	14,711	(6)
Gain (loss) on foreign currency	931	(1,228)
Gain (loss) on lease termination	4,876	(43)
Other income, net	3,238	485
Total Other income, net	$15,227	$13,031
See Note 11 for additional information on Loss on debt extinguishment. See Note 4 for additional information on Gain (loss) on disposition of assets.